River Financial Corporation (Parent Company Only) Financial Information - Statements of Financial Condition (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Deferred income taxes	$ 44	$ 1,181	$ 1,977
Other assets	7,970	4,654	3,701
Total assets	1,117,256	1,070,464	823,292
Liabilities
Note payable	25,388	26,963	5,357
Total liabilities	997,585	958,988	733,343
Common stock related to 401(k) Employee Stock Option Plan	1,599	1,343	950
Stockholders' Equity
Common stock	5,708	5,692	5,114
Additional paid in capital	79,776	79,604	64,935
Retained earnings	32,899	29,460	22,388
Accumulated other comprehensive loss	1,365	(3,167)	(2,116)
Treasury stock, at cost	(77)	(113)	(372)
Common stock related to 401(k) Employee Stock Option Plan	(1,599)	(1,343)	(950)
Total stockholders' equity	118,072	110,133	88,999	$ 81,827
Total equity	119,671	111,476	89,949
Total liabilities and stockholders' equity	$ 1,117,256	1,070,464	823,292
River Financial Corporation
Assets
Cash		10,130	1,619
Investment in River Bank & Trust		128,452	93,593
Deferred income taxes		4	9
Other assets		180	91
Total assets		138,766	95,312
Liabilities
Note payable		26,963	5,357
Accrued expenses		327	6
Total liabilities		27,290	5,363
Common stock related to 401(k) Employee Stock Option Plan		1,371	950
Stockholders' Equity
Common stock		5,692	5,114
Additional paid in capital		79,604	64,935
Retained earnings		29,460	22,388
Accumulated other comprehensive loss		(3,167)	(2,116)
Treasury stock, at cost		(113)	(372)
Common stock related to 401(k) Employee Stock Option Plan		(1,371)	(950)
Total stockholders' equity		110,105	88,999
Total equity		111,476	89,949
Total liabilities and stockholders' equity		$ 138,766	$ 95,312